IDENTIFIABLE INTANGIBLE ASSET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Product rights, at cost	$ 9,606	$ 10,037
Finite Lived Trade Names Gross	243	270
Research and development in process gross	1,060	825
Intangible assets, gross, excluding goodwill	10,909	11,132
Product rights, accumulated amortization	5,343	4,601
Finite Lived Trade Names Accumulated Amortization	54	55
Intangible assets accumulated amortization	5,397	4,656
Products rights net	4,263	5,436
Trade Names Net	189	215
Research and development in process net	1,060	825
Intangible assets, net (excluding goodwill) total	5,512	6,476
Intangible assets charges against earnings
Amortization Of Intangible Assets	1,036	1,180	1,272
Impairment of intangible assets	224	393	858
Estimated aggregate amortization of intangible assets
2014	796
2015	677
2016	650
2017	609
2018	489
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	1,060	825
Revascor Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	258
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	258
Cinquil Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	215
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	215
Lama Laba Microdose [Member]
Intangible Assets [Abstract]
Research and development in process net	62
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	62
LBR 101 Labrys [Member]
Intangible Assets [Abstract]
Research and development in process net	439
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	$ 439